Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Unrealized net gain (loss) on qualifying cash flow hedging instruments	$ 4,671,000		$ (1,822,000)		$ (6,832,000)
COMPREHENSIVE INCOME
Net (loss) income	(41,466,000)		135,713,000		1,014,443,000
Other comprehensive income:
(Losses) gains associated with pensions, net of tax	(2,520,000)		5,078,000		(2,323,000)
Unrealized net gain on qualifying cash flow hedging instruments (1)	6,493,000	[1]	5,010,000	[1]	1,547,000	[1]
Unrealized gain on investments in available-for-sale securities	7,955,000		1,885,000		5,911,000
Other comprehensive income	11,928,000		11,973,000		5,135,000
Comprehensive (loss) income	(29,538,000)		147,686,000		1,019,578,000
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(31,193,000)		147,686,000		978,532,000
Non-controlling interests	1,655,000		0		41,046,000
Comprehensive (loss) income	(29,538,000)		147,686,000		1,019,578,000
Cash flow hedging | Accumulated Other Comprehensive Income (Loss) [Member] | Designated as Hedging Instrument | Swap
Unrealized net gain (loss) on qualifying cash flow hedging instruments	$ 200,000		$ 900,000		$ 0

[1]	Includes share of net loss of $0.2 million, net gain of $0.9 million and $nil on qualifying cash flow hedging instruments held by an affiliate for the years ended December 31, 2014, 2013 and 2012, respectively. Refer to note 34.